PER SHARE INFORMATION	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 11 -       PER SHARE INFORMATION

Basic earnings per share of common stock (“Basic EPS”) is computed by dividing the net (loss) income by the weighted-average number of shares of common stock outstanding. Diluted earnings per share of common stock (“Diluted EPS”) are computed by dividing the net (loss) income by the weighted-average number of shares of common stock, and dilutive common stock equivalents and convertible securities then outstanding. GAAP requires the presentation of both Basic and Diluted EPS, if such Diluted EPS is not anti-dilutive, on the face of Company’s Condensed Statements of Operations.

	For the Three Months Ended Dec 31,		For the Nine Months Ended Dec 31,
	2011	2010	2011	2010
Numerator
Net Income (loss) attributable to common shareholders - Basic	8,720,994	$5,928,212	$(8,093,110)	$3,023,043

Net Income attributable to common shareholders - Diluted	8,807,320	5,621,771	n/a	2,046,243

Denominator
Weighted-average shares of common stock outstanding	262,067,348	96,873,523	247,443,617	92,196,433

Dilutive effect of stock options, warrants and convertible securities	164,970,150	210,956,902	n/a	171,913,797

Net (loss) income per share
Basic	$0.03	$0.06	$(0.03)	$0.03
Diluted	$0.02	$0.02	$(0.03)	$0.01

NOTE 18	-	PER SHARE INFORMATION

Basic earnings per share of common stock (“Basic EPS”) is computed by dividing the net income(loss) by the weighted-average number of shares of common stock outstanding. Diluted earnings per share of common stock (“Diluted EPS”) is computed by dividing the net income(loss) by the weighted-average number of shares of common stock and dilutive common stock equivalents and convertible securities then outstanding. GAAP requires the presentation of both Basic EPS and Diluted EPS, if such Diluted EPS is not anti-dilutive, on the face of the Company’s Consolidated Statements of Operations. As the Company had a net loss for Fiscal Year 2011 and Fiscal Year 2010, Diluted EPS is not presented as the effect of the Company’s common stock equivalents and convertible securities is anti-dilutive.

Basic EPS is calculated as follows:

	Fiscal Year	Fiscal Year
	2011	2010
Numerator
Net (Loss) attributable to common shareholders	$(13,582,159)	$(8,056,874)

Denominator
Weighted average shares of common stock outstanding	100,020,520	75,581,345

Net (Loss) per Share – Basic and Diluted	$(0.14)	$(0.11)

Potentially dilutive securities excluded from the calculation of diluted loss per share ( in accordance with GAAP)
Stock Options	3,057,000	3,287,000

Convertible Preferred Stock	180,881,120	94,370,379

Warrants	155,325,048	125,469,740